CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Rental income	$ 1,870,309	$ 1,644,642	$ 1,446,781
Fee and asset management	9,573	9,026	9,476
Total revenues	1,879,882	1,653,668	1,456,257
EXPENSES
Property and maintenance	365,778	337,419	323,743
Real estate taxes and insurance	219,975	190,834	172,531
Property management	81,902	81,867	79,857
Fee and asset management	4,663	4,279	4,998
Depreciation	593,884	539,351	505,516
General and administrative	47,238	43,604	39,881
Impairment	0	0	45,380
Total expenses	1,313,440	1,197,354	1,171,906
Operating income	566,442	456,314	284,351
Interest and other income	150,546	7,965	4,476
Other expenses	(27,320)	(14,209)	(11,597)
Interest:
Expense incurred, net	(456,763)	(461,754)	(457,613)
Amortization of deferred financing costs	(21,320)	(16,651)	(9,453)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	211,585	(28,335)	(189,836)
Income and other tax (expense) benefit	(516)	(708)	(270)
(Loss) from investments in unconsolidated entities	(14)	0	(735)
Net gain on sales of unconsolidated entities	0	0	28,101
Net (loss) gain on sales of land parcels	0	4,217	(1,395)
(Loss) income from continuing operations	211,055	(24,826)	(164,135)
Discontinued operations, net	670,149	960,023	460,118
Net income	881,204	935,197	295,983
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(38,641)	(40,780)	(13,099)
Allocation Of Net Income Loss To Non Controlling Interests Partially Owned Properties	(844)	(832)	726
Net income attributable to controlling interests	841,719	893,585	283,610
Preferred distributions	(10,355)	(13,865)	(14,368)
Redemption Premium	(5,152)	0	0
Net income available to Common Shares	$ 826,212	$ 879,720	$ 269,242
Earnings per share - basic:
(Loss) from continuing operations available to Common Shares	$ 0.614	$ (0.128)	$ (0.599)
Net income available to Common Shares	$ 2.729	$ 2.984	$ 0.952
Weighted average Common Shares outstanding	302,701	294,856	282,888
Earnings per share - diluted:
(Loss) from continuing operations available to Common Shares	$ 0.609	$ (0.128)	$ (0.599)
Net income available to Common Shares	$ 2.705	$ 2.984	$ 0.952
Weighted average Common Shares outstanding	319,766	294,856	282,888